Finance Costs/ Income	12 Months Ended
Dec. 31, 2024
Finance Costs/ Income [Abstract]
Finance costs/ income
8.	Finance costs/ income

	2024	2023	2022
	€’000	€’000	€’000
Finance costs
Interest payable and similar expense	531	549	62
Other finance income/(costs)	18	(5)	-
Fair value loss on short-term investments	-	-	900
Exchange Rate variances	(241)	-	-
Derivative financial instruments movements	(627)	-	-
	(319)	544	962

Finance income
Exchange Rate variances	-	51	1,379
Fair value gain on short-term investments	-	-	-
Other finance income	-	-	-
	-	51	1,379